Taxes (Details 3) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Deferred income tax asset to be recovered after more than 12 months	$ 4,097	$ 2,076
Deferred income tax asset to be recovered within 12 months	4,512	2,223
Deferred income tax assets	8,609	4,299
Deferred income tax liability to be recovered after more than 12 months	(171,317)	(215,702)
Deferred income tax liability to be recovered within 12 months	(3,683)	(974)
Deferred income tax liability	(175,000)	(216,676)
Deferred income tax assets (liabilities), net	$ (166,391)	$ (212,377)